BANK LOANS AND FACILITIES (Details)				1 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Facility granted by CCB (SZ) USD ($)	Jan. 31, 2013 Facility granted by CCB (SZ) VisionChina Media Group USD ($)	Jan. 31, 2013 Facility granted by CCB (SZ) VisionChina Media Group CNY	Dec. 31, 2012 Facility granted by CCB (SZ) VisionChina Media Group USD ($)	Dec. 31, 2012 Facility granted by BOC (SZ) USD ($)	Dec. 31, 2012 Facility granted by BOC (SZ) CDTC USD ($)	Dec. 31, 2012 Facility granted by BOC (SZ) CDTC CNY
BANK LOANS AND FACILITIES
Maximum borrowing capacity under the facility				$ 24,000,000	150,000,000			$ 9,000,000	57,000,000
Restricted cash held as security for facility								10,000,000
Interest rate as a percentage of Benchmark Rate				160.00%	160.00%			110.00%	110.00%
Leverage ratio (as a percent)				0.65	0.65
Reference rate, description								People's Bank of China benchmark rate	People's Bank of China benchmark rate
Net availability of the Facility						0	0
Total bank loans	8,998,429	20,465,028	20,465,028			24,000,000	8,998,429
Less: Amount due within one year shown under current liabilities	$ 8,998,429	$ 20,465,028